Shareholder's capital - Schedule of Performance Stock Units (Details) - PSUs and RSUs - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of awards
Beginning balance (in shares)	5,190,970	3,577,747
Granted, including dividends (in shares)	1,775,548	2,863,298
Exercised (in shares)	(578,956)	(416,659)
Forfeited (in shares)	(627,491)	(833,416)
Ending balance (in shares)	5,760,071	5,190,970	3,577,747
Exercisable (in shares)	3,459,124
Weighted average grant-date fair value
Beginning balance (in USD per share)	$ 18.38	$ 18.38
Granted, including dividends (in USD per share)	6.69	7.24
Exercised (in USD per share)	13.32	16.66
Forfeited (in USD per share)	8.94	11.91
Ending balance (in USD per share)	10.96	$ 18.38	$ 18.38
Exercisable (in USD per share)	$ 12.74
Weighted average remaining contractual term (years)
Outstanding, weighted average remaining contractual term	1 year 5 months 15 days	1 year 5 months 4 days	1 year 9 months 3 days
Granted, including dividends, weighted average remaining contractual term	2 years 1 month 6 days	2 years 14 days
Outstanding, aggregate intrinsic value	$ 48,600	$ 33,100	$ 29,800
Granted, including dividends, aggregate intrinsic value	7,900	20,000
Exercised, aggregate intrinsic value	3,900	3,400
Forfeited, aggregate intrinsic value	5,300	$ 5,300
Exercisable, aggregate intrinsic value	$ 29,200